Unaudited Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2024	Dec. 31, 2023
Current Assets
Cash		$ 41,669,523	$ 18,035,405
Restricted cash		129,635	82,195
Prepayments		229,992	149,304
Inventories, net		27,190,797	39,999,992
Other current assets		169,005	85,702
Total Current Assets		96,558,418	82,753,396
Non-current Assets
Restricted cash, non-current		2,587,665	879,893
Deferred offering costs		2,576,390	2,084,810
Long-term prepaid expenses		7,311,709	7,757,193
Deposits for property and equipment		1,364,798	1,466,878
Property and equipment, net		130,812,056	142,781,558
Right of use assets		233,357	537,032
Other non-current assets			22,250
Total Non-current Assets		144,885,975	155,529,614
Total Assets		241,444,393	238,283,010
Current Liabilities
Short-term bank borrowings		34,008,887
Accounts payable		25,018,771	37,221,124
Contract liabilities		4,913,175	530,817
Other payable and accrued expenses		3,771,701	5,606,763
Lease liabilities, current		32,901	151,260
Total Current Liabilities		145,392,686	169,193,637
Lease liabilities, non-current		228,240	372,725
Long-term bank borrowings		22,412,628	11,819,527
Total Non-current Liabilities		22,640,868	12,192,252
Total Liabilities		168,033,554	181,385,889
Commitments and Contingencies
Shareholders’ Equity
Ordinary shares (par value $0.0001 per share, 500,000,000 shares authorized, 41,000,000 and 41,000,000 shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively)*	[1]	4,100	4,100
Additional paid-in capital		50,005,900	49,995,900
Retained earnings		29,252,764	9,702,316
Accumulated other comprehensive loss		(5,851,925)	(2,805,195)
Total Shareholders’ Equity		73,410,839	56,897,121
Total Liabilities and Shareholders’ Equity		241,444,393	238,283,010
Related Party
Current Assets
Accounts receivable – a related party		121,118
Prepayments – a related party		27,048,348	24,400,798
Current Liabilities
Contract liabilities – a related party		9,137,458	28,815,934
Due to related parties		$ 68,509,793	$ 96,867,739

[1]	The share information is presented on a retroactive basis to reflect the reorganization effected on February 27, 2024 (Note 1).